Contractholder Funds (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract holder Funds
Total policyholder account balances for contracts with significant insurance risk or investment contracts with significant fee revenue	$ 25,927.7	$ 25,684.4	$ 26,712.3
Investment contracts without significant fee revenue	15,540.6	15,624.3	15,585.2
Embedded derivatives	230.0	115.5	46.4
Other balances	(130.6)	(61.3)	(26.6)
Total contractholder funds per consolidated statements of financial position	41,567.7	41,362.9	42,317.3
Retirement and Income Solutions
Contract holder Funds
Total policyholder account balances for contracts with significant insurance risk or investment contracts with significant fee revenue	19,031.5	18,774.0	19,764.4
Retirement and Income Solutions | Workplace savings and retirement solutions
Contract holder Funds
Total policyholder account balances for contracts with significant insurance risk or investment contracts with significant fee revenue	13,293.9	12,721.5	12,154.7	$ 10,996.2
Retirement and Income Solutions | Individual variable annuities
Contract holder Funds
Total policyholder account balances for contracts with significant insurance risk or investment contracts with significant fee revenue	838.0	514.2	381.4	380.9
Retirement and Income Solutions | Individual fixed deferred annuities
Contract holder Funds
Total policyholder account balances for contracts with significant insurance risk or investment contracts with significant fee revenue	4,899.6	5,538.3	7,228.3	9,646.3
Benefits and Protection | Life Insurance | Universal life
Contract holder Funds
Total policyholder account balances for contracts with significant insurance risk or investment contracts with significant fee revenue	$ 6,896.2	$ 6,910.4	$ 6,947.9	$ 6,962.5